CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Nov. 30, 2019	Aug. 31, 2019	Aug. 31, 2018
Other assets
Accumulated depreciation	$ (3,099)	$ (2,446)	$ (529)
Stockholders' equity
Preferred stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	25,000,000	25,000,000	25,000,000
Preferred stock, shares issued	8,480,000	8,480,000	8,480,000
Preferred stock, shares outstanding	8,480,000	8,480,000	8,480,000
Common stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	135,509,220	135,280,651	132,637,500
Common stock, shares outstanding	135,509,220	135,280,651	132,637,500